Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities

Note 3 ❑ Investment Securities

The following tables summarize FHN's available for sale ("AFS") securities on December 31, 2011 and 2010:

(Dollars in thousands)	On December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$40,030	$91	$-	$40,121
Government agency issued mortgage-backed securities ("MBS")	1,334,174	76,054	-	1,410,228
Government agency issued collateralized mortgage obligations ("CMO")	1,325,011	32,932	-	1,357,943
Other U.S. government agencies	15,277	674	-	15,951
States and municipalities	18,070	-	-	18,070
Equity (a)	223,430	-	-	223,430
Other	511	18	-	529

Total securities available for sale (b)	$2,956,503	$109,769	$-	$3,066,272

(a)	Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.1 million. The remainder is money market, venture capital, and cost method investments.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2011, FHN had pledged $0.8 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

(Dollars in thousands)	On December 31, 2010
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available for sale:
U.S. treasuries	$87,188	$256	$-	$87,444
Government agency issued MBS	1,430,923	46,916	(7,881)	1,469,958
Government agency issued CMO	1,136,607	32,133	-	1,168,740
Other U.S. government agencies	50,426	2,800	-	53,226
States and municipalities	26,015	-	-	26,015
Equity (a)	226,012	-	(9)	226,003
Other	511	33	-	544

Total securities available for sale (b)	$2,957,682	$82,138	$(7,890)	$3,031,930

(a)

Includes restricted investments in FHLB-Cincinnati stock of $125.5 million and FRB stock of $66.2 million. The remainder is money market, venture capital, and cost method investments. Additionally, $5.4 million is restricted pursuant to a reinsurance contract agreement.

(b)

Includes $2.7 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes. As of December 31, 2010, FHN had pledged $1.5 billion of the $2.7 billion pledged available for sale securities as collateral for securities sold under repurchase agreements.

National banks chartered by the federal government are, by law, members of the Federal Reserve System. Each member bank is required to own stock in its regional Federal Reserve Bank ("FRB"). Given this requirement, FRB stock may not be sold, traded, or pledged as collateral for loans. Membership in the Federal Home Loan Bank ("FHLB") network requires ownership of capital stock. Member banks are entitled to borrow funds from the FHLB and are required to pledge mortgage loans as collateral. Investments in the FHLB are non-transferable and, generally, membership is maintained primarily to provide a source of liquidity as needed.

The amortized cost and fair value by contractual maturity for the available for sale securities portfolio on December 31, 2011 are provided below:

(Dollars in thousands)	Available for Sale
	Amortized Cost	Fair Value

Within 1 year	$50,044	$50,310
After 1 year; within 5 years	6,763	7,262
After 5 years; within 10 years	-	-
After 10 years	16,570	16,570

Subtotal	73,377	74,142

Government agency issued MBS and CMO	2,659,185	2,768,171
Equity and other securities	223,941	223,959

Total	$2,956,503	$3,066,272

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The table below provides information on gross realized gains and gross realized losses from investment securities for the twelve months ended December 31:

(Dollars in thousands)	Available for Sale
	2011	2010	2009

Gross gains on sales of securities (a)	$44,787	$15,709	$-
Gross (losses) on sales of securities	(8,623)	(1)	(60)

Net gain/(loss) on sales of securities (b)	$36,164	$15,708	$(60)

Venture capital investments (c)	-	(4,598)	(601)
Net other than temporary impairment ("OTTI") recorded (d)	-	(188)	(517)

Total securities gain/(loss), net	$36,164	$10,922	$(1,178)

(a)	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.

(b)	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.

(c)	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.

(d)	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.

There were no unrealized losses within the available for sale portfolio on December 31, 2011. The following table provides information on investments within the available for sale portfolio that had unrealized losses on December 31, 2010:

(Dollars in thousands)	On December 31, 2010
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Government agency issued MBS	$563,813	$(7,881)	$-	$-	$563,813	$(7,881)

Total debt securities	563,813	(7,881)	-	-	563,813	(7,881)
Equity	34	(9)	-	-	34	(9)

Total temporarily impaired securities	$563,847	$(7,890)	$-	$-	$563,847	$(7,890)

FHN has reviewed investment securities that were in unrealized loss positions in 2010 in accordance with its accounting policy for OTTI and does not consider them other-than-temporarily impaired. For debt securities with unrealized losses, FHN does not intend to sell them and it is more-likely-than-not that FHN will not be required to sell them prior to recovery. The decline in value is primarily attributable to interest rates and not credit losses. For equity securities, FHN has both the ability and intent to hold these securities for the time necessary to recover the amortized cost.